Commitments And Contingencies And Other Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies And Other Related Party Transactions [Abstract]
Schedule Of Future Minimum Lease Payments

Lease rents
2013	227
2014	228
2015	229
2016	215
2017	61
Thereafter	3,745

$4,705

Schedule Of Future Minimum Lease Receipts

Lease receipts
2013	122
2014	122
2015	122
2016	118
2017	108
Thereafter	325

$917